Financing (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Long-term debt
Senior notes	$ 2,493.6	$ 2,492.3
Revolving credit facility due August 13, 2013	0	0
Other	0.2	0.3
Total debt	2,493.8	3,832.6
Less current maturities	0.1	1,340.1
Long-term debt	2,493.7	2,492.5
Term A Loans [Member]
Long-term debt
Term loans due October 14, 2010	0	540.0
Term 1 Loans [Member]
Long-term debt
Term loans due October 14, 2010	0	800.0
5.25% senior notes due 2012, net of unamortized discount
Long-term debt
Senior notes	999.6	999.4
6.25% senior notes due 2014, net of unamortized discount
Long-term debt
Senior notes	996.9	996.1
7.25% senior notes due 2019, net of unamortized discount
Long-term debt
Senior notes	$ 497.1	$ 496.8